ASSETS (Details 1) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, gross		$ 654,085	$ 644,545
Accumulated depreciation		618,984	590,034
Property and equipment, net	$ 34,296	35,101	54,511
Software [Member]
Property and equipment, gross		338,976	338,976
Computer Equipment [Member]
Property and equipment, gross		5,254	5,254
Production Equipment [Member]
Property and equipment, gross		276,479	266,939
Office Furniture and Fixtures [Member]
Property and equipment, gross		$ 33,376	$ 33,376